UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number 811-5276

Value Line Strategic Asset Management Trust

(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, N.Y.	10017

(Address of principal executive offices)	(Zip Code)

Registrant’s telephone number, including area code: 212-907-1500

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Item 1. Reports to Stockholders.

A copy of the Annual Report to Stockholders for the period ended 12/31/05 is included with this Form.

■ Value Line Strategic Asset Management Trust (“The Trust”)	Annual Report To Contractowners

Stephen E. Grant, Portfolio Manager (right)

Jeffrey D. Geffen, Director of Bond Management (left)

Objective:

High total investment return consistent with reasonable risk

Inception Date:

October 1, 1987

Net Assets at December 31, 2005:

$711,012,049

Portfolio composition at December 31, 2005:

An Update from Trust Management

The Trust earned a total return of 9.08% in 2005. This compared with a total return of 4.91% for the S&P 500 Index and a total return of 2.37% for the Lehman Government/Credit Bond Index. This marked the second consecutive year that the Trust outperformed both indices.

As in 2004, both good stock selection and favorable asset allocation helped performance. Mid-capitalization stocks outperformed both small- and large-cap stocks during the year, and the Trust’s stockholdings were more than 50% weighted in mid-cap stocks. Meanwhile, we kept about 75% of assets in stocks during the year, and stock market returns outpaced the returns available on both bonds and cash.

In selecting stocks, we rely on the Value Line Timeliness Ranking and Performance Ranking Systems. These proprietary systems favor companies with strong relative earnings momentum and stock price momentum. In allocating assets, we are guided by Value Line’s proprietary stock market and bond market models, which incorporate a number of economic and financial variables. We keep a careful eye on risk, and we’re pleased to note that the Trust’s average annual total return of 11.21% since inception in 1987 has been achieved even while holding a significant portion of assets in bonds and cash, which limited the risk exposure of our shareholders. Steve Grant has been lead portfolio manager of the Trust since 1991.

The views expressed above are those of the Trust’s portfolio manager(s) as of December 31, 2005 and are subject to change without notice. They do not necessarily represent the views of Value Line. The views expressed herein are based on current market conditions and are not intended to predict or guarantee the future performance of the Trust, any individual security, any market or market segment. The composition of the Trust’s portfolio is subject to change. No recommendation is made with respect to any security discussed herein.

Top Ten Common Stock Holdings  (As of 12/31/2005)

Company	Percentage of Total Net Assets
Coach, Inc.	1.10%
CP Holders, Inc.	1.02%
ITT Industries, Inc.	1.01%
UnitedHealth Group, Inc.	0.97%
WellPoint, Inc.	0.96%
XTO Energy, Inc.	0.86%
Whole Foods Market, Inc.	0.85%
St. Jude Medical, Inc.	0.85%
Golden West Financial Corp.	0.84%
Johnson Controls, Inc.	0.75%

About information in this report:

•	It is important to consider the Trust’s investment objectives, risks, fees and expenses before investing. All funds involve some risk, including possible loss of the principal amount invested.

•	The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The Lehman Government/Credit Bond Index is an unmanaged index that is generally considered to be representative of U.S. government and corporate bond market activity. Index returns are provided for comparative purposes. Please note that the indices are not available for direct investment and their returns do not reflect the fees and expenses that have been deducted from the Trust.

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	1

■ Value Line Strategic Asset Management Trust (“The Trust”)	Annual Report To Contractowners

Sector Weightings vs. Index  (As of 12/31/2005)

Average Annual Total Returns  (For periods ended 12/31/2005)

	1 Yr	3 Yrs	5 Yrs	10 Yrs	Since Inception
Value Line Strategic Asset Management Trust	9.08%	12.56%	1.67%	8.93%	11.21%
60%/40% S&P 500 Index: Lehman Gov’t/Credit Bond Index	3.89%	10.13%	2.77%	7.91%	10.15%

All performance data quoted is historical and the results represent past performance and neither guarantee nor predict future investment results. To obtain performance data current to the most recent month (available within 7 business days of the most recent month end), please call us at (800) 221-3253 or visit our website at www.guardianinvestor.com. Current performance may be higher or lower than the performance quoted here. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Trust expenses. The actual total returns for owners of variable annuity contracts or variable life insurance policies that provide for investment in the Trust will be lower to reflect separate account and contract/policy charges. The return figures shown do not reflect the deduction of taxes that a contractowner may pay on distributions or redemption of units.

Growth of a Hypothetical $10,000 Investment

To give you a comparison, the chart below shows you the performance of a hypothetical $10,000 investment made 10 years ago in the Value Line Strategic Asset Management Trust to that of the 60/40 S&P 500 Index/Lehman Government/Credit Bond Index. Index returns do not include the fees and expenses of the Trust, but do include the reinvestment of dividends.

2	VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST

■ Value Line Strategic Asset Management Trust (“The Trust”)	Annual Report To Contractowners

Trust Expenses (Unaudited)

By investing in the Trust, you incur two types of costs: (1) transaction costs, including, as applicable, sales charges on purchase payments, reinvested dividends, or other distributions; redemption fees and exchange fees; and (2) ongoing costs, including, as applicable, management fees; distribution and/or service (12b-1) fees; and other Trust expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on July 1, 2005 and held for six months ended December 31, 2005.

Actual Expenses

The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table provides information about hypothetical account values and hypothetical expenses based on the Trust’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Trust’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Trust and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Beginning Account Value July 1, 2005	Ending Account Value December 31, 2005	Expenses Paid During the Period*	Annualized Expense Ratio
Actual	$1,000	$1,060.80	$4.99	0.96%
Hypothetical (5% return before expenses)	$1,000	$1,020.36	$4.89	0.96%

*	Expenses are equal to the Trust’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the Trust’s most recent fiscal half-year).

VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST	3

■	Value Line Strategic Asset Management Trust

Schedule of Investments

December 31, 2005

Shares		Value
Common Stocks — 75.2%
Advertising — 0.3%
40,000	R.H. Donnelley Corp.*	$2,464,800

Aerospace/Defense — 1.3%
28,000	DRS Technologies, Inc.	1,439,760
18,000	Engineered Support Systems, Inc.	749,520
21,000	L-3 Communications Holdings, Inc.	1,561,350
48,000	Precision Castparts Corp.	2,486,880
66,000	Rockwell Collins, Inc.	3,067,020

		9,304,530

Air Transport — 0.4%
27,000	FedEx Corp.	2,791,530

Apparel — 0.3%
40,000	Polo Ralph Lauren Corp. Class A	2,245,600

Auto & Truck — 0.3%
42,000	Oshkosh Truck Corp.	1,872,780

Auto Parts — 1.0%
29,000	BorgWarner, Inc.	1,758,270
73,000	Johnson Controls, Inc.	5,322,430

		7,080,700

Bank — 2.6%
70,000	Bank of Hawaii Corp.	3,607,800
23,000	City National Corp.	1,666,120
13,000	Colonial BancGroup, Inc. (The)	309,660
43,000	Compass Bancshares, Inc.	2,076,470
22,000	M&T Bank Corp.	2,399,100
17,969	North Fork Bancorporation, Inc.	491,632
23,520	TD Banknorth, Inc.	683,256
22,000	UnionBanCal Corp.	1,511,840
32,000	Webster Financial Corp.	1,500,800
72,000	Wells Fargo & Co.	4,523,760

		18,770,438

Bank–Canadian — 0.2%
15,400	Royal Bank of Canada	1,200,892
11,284	Toronto-Dominion Bank (The)	594,667

		1,795,559

Bank–Midwest — 0.4%
61,000	Huntington Bancshares, Inc.	1,448,750
37,000	Marshall & Ilsley Corp.	1,592,480

		3,041,230

Beverage–Alcoholic — 0.5%
24,000	Brown-Forman Corp. Class B	1,663,680
74,000	Constellation Brands, Inc. Class A*	1,941,020

		3,604,700

Biotechnology — 0.7%
27,000	Genentech, Inc.*	2,497,500
34,000	United Therapeutics Corp.*	2,350,080

		4,847,580

Building Materials — 0.3%
29,000	Jacobs Engineering Group, Inc.*	1,968,230

Canadian Energy — 0.6%
17,000	Suncor Energy, Inc.	1,073,210
63,000	Talisman Energy, Inc.	3,331,440

		4,404,650

Cement & Aggregates — 0.6%
11,200	Eagle Materials, Inc.	1,370,432
47,400	Florida Rock Industries, Inc.	2,325,444
9,000	Martin Marietta Materials, Inc.	690,480

		4,386,356

Shares		Value
Chemical–Diversified — 0.4%
6,000	Air Products & Chemicals, Inc.	$355,140
28,000	Monsanto Co.	2,170,840

		2,525,980

Chemical–Specialty — 1.7%
21,000	Airgas, Inc.	690,900
13,400	Ceradyne, Inc.*	586,920
108,000	Ecolab, Inc.	3,917,160
96,000	Praxair, Inc.	5,084,160
24,200	Sigma-Aldrich Corp.	1,531,618

		11,810,758

Coal — 1.0%
32,000	CONSOL Energy, Inc.	2,085,760
18,000	Joy Global, Inc.	720,000
50,000	Peabody Energy Corp.	4,121,000

		6,926,760

Computer & Peripherals — 0.3%
50,000	Hewlett-Packard Co.	1,431,500
8,000	SanDisk Corp.*	502,560

		1,934,060

Computer Software & Services — 1.5%
37,000	Adobe Systems, Inc.	1,367,520
78,000	Autodesk, Inc.	3,350,100
56,000	Cognizant Technology Solutions Corp. Class A*	2,819,600
27,000	Infosys Technologies Ltd. (ADR)	2,183,220
35,000	SRA International, Inc. Class A*	1,068,900

		10,789,340

Diversified Companies — 2.8%
49,000	AMETEK, Inc.	2,084,460
6,000	Brink’s Co. (The)	287,460
66,600	Danaher Corp.	3,714,948
26,000	Fortune Brands, Inc.	2,028,520
70,000	ITT Industries, Inc.	7,197,400
22,000	Pentair, Inc.	759,440
24,000	Textron, Inc.	1,847,520
36,000	United Technologies Corp.	2,012,760

		19,932,508

Drug — 2.2%
13,700	Allergan, Inc.	1,479,052
13,000	Barr Pharmaceuticals, Inc.*	809,770
38,000	Celgene Corp.*	2,462,400
38,000	Covance, Inc.*	1,844,900
20,000	Genzyme Corp.*	1,415,600
39,000	Gilead Sciences, Inc.*	2,052,570
10,000	Kos Pharmaceuticals, Inc.*	517,300
26,000	Pharmaceutical Product Development, Inc.	1,610,700
86,000	Teva Pharmaceutical Industries Ltd. (ADR)	3,698,860

		15,891,152

E-Commerce — 0.2%
17,000	Websense, Inc.*	1,115,880

Electrical Equipment — 2.1%
105,000	Corning, Inc.*	2,064,300
120,000	FLIR Systems, Inc.*	2,679,600
53,000	Harman International Industries, Inc.	5,186,050
29,000	Thomas & Betts Corp.*	1,216,840
47,000	Trimble Navigation Ltd.*	1,668,030
46,000	WESCO International, Inc.*	1,965,580

		14,780,400

See notes to financial statements.

4

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2005

Shares		Value
Electrical Utility–Central — 1.0%
30,000	Entergy Corp.	$2,059,500
102,000	TXU Corp.	5,119,380

		7,178,880

Electrical Utility–East — 0.5%
37,000	Exelon Corp.	1,966,180
52,000	Southern Co. (The)	1,795,560

		3,761,740

Electrical Utility–West — 0.3%
41,000	Sempra Energy	1,838,440

Electronics — 0.5%
34,000	Amphenol Corp. Class A	1,504,840
41,000	Harris Corp.	1,763,410

		3,268,250

Environmental — 0.5%
53,000	Republic Services, Inc.	1,990,150
4,000	Stericycle, Inc.*	235,520
38,000	Waste Connections, Inc.*	1,309,480

		3,535,150

Financial Services–Diversified — 1.8%
12,000	Affiliated Managers Group, Inc.*	963,000
19,500	BlackRock, Inc. Class A	2,115,360
52,000	Brown & Brown, Inc.	1,588,080
35,000	CIT Group, Inc.	1,812,300
15,000	Franklin Resources, Inc.	1,410,150
52,600	Global Payments, Inc.	2,451,686
15,000	IndyMac Bancorp, Inc.	585,300
10,000	Leucadia National Corp.	474,600
33,000	Principal Financial Group	1,565,190

		12,965,666

Food Processing — 0.9%
57,000	Dean Foods Co.*	2,146,620
28,000	Hershey Co. (The)	1,547,000
37,000	Wrigley (WM) Jr Co.	2,460,130

		6,153,750

Grocery — 0.8%
78,000	Whole Foods Market, Inc.	6,036,420

Health Care Information Systems — 0.2%
15,000	Cerner Corp.*	1,363,650

Home Appliances — 0.8%
23,000	Black & Decker Corp. (The)	2,000,080
81,000	Toro Co.	3,545,370

		5,545,450

Hotel/Gaming — 1.6%
50,000	Boyd Gaming Corp.	2,383,000
58,000	Choice Hotels International, Inc.	2,422,080
27,000	Harrah’s Entertainment, Inc.	1,924,830
36,000	MGM MIRAGE*	1,320,120
14,000	Starwood Hotels & Resorts Worldwide, Inc.	894,040
30,000	Station Casinos, Inc.	2,034,000
6,000	WMS Industries, Inc.*	150,540

		11,128,610

Household Products — 0.6%
38,000	Energizer Holdings, Inc.*	1,892,020
52,000	Scotts Miracle-Gro Co. (The) Class A	2,352,480

		4,244,500

Shares		Value
Industrial Services — 0.9%
82,000	C.H. Robinson Worldwide, Inc.	$3,036,460
7,000	Expeditors International of Washington, Inc.	472,570
61,000	Iron Mountain, Inc.*	2,575,420
7,000	URS Corp.*	263,270

		6,347,720

Information Services — 1.3%
23,000	Corporate Executive Board Co. (The)	2,063,100
36,000	Dun & Bradstreet Corp. (The)*	2,410,560
21,400	Getty Images, Inc.*	1,910,378
44,000	Moody’s Corp.	2,702,480

		9,086,518

Insurance–Life — 1.3%
37,000	AFLAC, Inc.	1,717,540
33,000	Manulife Financial Corp.	1,940,400
35,000	MetLife, Inc.	1,715,000
25,000	Prudential Financial, Inc.	1,829,750
34,800	StanCorp Financial Group, Inc.	1,738,260

		8,940,950

Insurance–Property & Casualty — 2.6%
28,000	Allstate Corp. (The)	1,513,960
50,000	Everest Re Group, Ltd.	5,017,500
68,750	Fidelity National Financial, Inc.	2,529,312
12,031	Fidelity National Title Group, Inc. Class A	292,955
24,000	HCC Insurance Holdings, Inc.	712,320
35,000	Progressive Corp. (The)	4,087,300
94,500	W.R. Berkley Corp.	4,500,090

		18,653,437

Internet — 0.6%
68,000	E*Trade Financial Corp.*	1,418,480
36,000	eBay, Inc.*	1,557,000
35,000	Yahoo!, Inc.*	1,371,300

		4,346,780

Machinery — 1.4%
35,000	Actuant Corp. Class A	1,953,000
22,000	Donaldson Co, Inc.	699,600
15,800	Gardner Denver, Inc.*	778,940
52,000	Graco, Inc.	1,896,960
22,000	IDEX Corp.	904,420
18,000	JLG Industries, Inc.	821,880
42,000	Roper Industries, Inc.	1,659,420
24,000	Terex Corp.*	1,425,600

		10,139,820

Manufactured Housing/Recreational Vehicle — 0.1%
20,000	Thor Industries, Inc.	801,400

Medical Services — 5.1%
32,000	Aetna, Inc.	3,017,920
42,000	American Healthways, Inc.*	1,900,500
15,000	Cigna Corp.	1,675,500
40,000	Community Health Systems, Inc.*	1,533,600
41,250	Coventry Health Care, Inc.*	2,349,600
54,256	DaVita, Inc.*	2,747,524
40,000	Humana, Inc.*	2,173,200
30,000	Quest Diagnostics, Inc.	1,544,400
57,000	Renal Care Group, Inc.*	2,696,670
41,000	Sierra Health Services, Inc.*	3,278,360
110,580	UnitedHealth Group, Inc.	6,871,441
85,573	WellPoint, Inc.*	6,827,870

		36,616,585

See notes to financial statements.

5

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2005

Shares		Value
Medical Supplies — 5.5%
16,000	Advanced Medical Optics, Inc.*	$668,800
16,000	Alcon, Inc.	2,073,600
34,000	Biomet, Inc.	1,243,380
15,000	Charles River Laboratories International, Inc.*	635,550
43,000	CR Bard, Inc.	2,834,560
25,000	Dentsply International, Inc.	1,342,250
7,000	Edwards Lifesciences Corp.*	291,270
66,000	Fisher Scientific International, Inc.*	4,082,760
35,000	Haemonetics Corp.*	1,710,100
70,000	Henry Schein, Inc.*	3,054,800
31,000	IDEXX Laboratories, Inc.*	2,231,380
19,000	Intuitive Surgical, Inc.*	2,228,130
35,000	Johnson & Johnson	2,103,500
35,000	Kyphon, Inc.*	1,429,050
18,000	Mentor Corp.	829,440
46,000	ResMed, Inc.*	1,762,260
120,000	St. Jude Medical, Inc.*	6,024,000
94,000	Varian Medical Systems, Inc.*	4,731,960

		39,276,790

Metals Fabricating — 0.2%
26,000	Harsco Corp.	1,755,260

Natural Gas–Distribution — 0.5%
40,950	Southern Union Co.*	967,648
132,000	UGI Corp.	2,719,200

		3,686,848

Natural Gas–Diversified — 2.3%
84,000	Energen Corp.	3,050,880
70,000	Equitable Resources, Inc.	2,568,300
21,000	Kinder Morgan, Inc.	1,930,950
34,000	Questar Corp.	2,573,800
138,888	XTO Energy, Inc.	6,102,739

		16,226,669

Office Equipment & Supplies — 0.5%
165,000	Staples, Inc.	3,747,150

Oilfield Services/Equipment — 0.3%
49,000	FMC Technologies, Inc.*	2,103,080

Packaging & Container — 0.6%
36,000	Ball Corp.	1,429,920
84,000	Jarden Corp.*	2,532,600

		3,962,520

Petroleum–Integrated — 1.7%
100,000	Chesapeake Energy Corp.	3,173,000
38,000	ConocoPhillips	2,210,840
56,000	Denbury Resources, Inc.*	1,275,680
29,000	Sunoco, Inc.	2,273,020
62,186	Valero Energy Corp.	3,208,797

		12,141,337

Petroleum–Producing — 1.5%
43,000	Apache Corp.	2,946,360
25,000	Pogo Producing Co.	1,245,250
107,700	Range Resources Corp.	2,836,818
14,000	Tenaris SA (ADR)	1,603,000
35,000	Ultra Petroleum Corp.*	1,953,000

		10,584,428

Pharmacy Services — 1.5%
92,700	Caremark Rx, Inc.*	4,800,933
50,000	CVS Corp.	1,321,000
38,000	Express Scripts, Inc.*	3,184,400
26,000	Omnicare, Inc.	1,487,720

		10,794,053

Shares		Value
Publishing — 0.6%
32,000	McGraw-Hill Cos, Inc. (The)	$1,652,160
35,000	Meredith Corp.	1,831,900
16,000	RR Donnelley & Sons Co.	547,360

		4,031,420

R.E.I.T. — 1.0%
30,000	CBL & Associates Properties, Inc.	1,185,300
20,000	General Growth Properties, Inc.	939,800
30,000	Macerich Co. (The)	2,014,200
54,000	Prologis	2,522,880
18,000	Weingarten Realty Investors	680,580

		7,342,760

Railroad — 1.4%
34,000	Burlington Northern Santa Fe Corp.	2,407,880
65,500	CP Holders, Inc.	7,230,545

		9,638,425

Recreation — 0.4%
18,000	Royal Caribbean Cruises Ltd.	811,080
76,500	Shuffle Master, Inc.*	1,923,210

		2,734,290

Restaurant — 1.6%
75,000	Applebees International, Inc.	1,694,250
46,000	Cheesecake Factory, Inc. (The)*	1,719,940
25,000	CKE Restaurants, Inc.	337,750
50,000	Darden Restaurants, Inc.	1,944,000
29,000	Panera Bread Co. Class A*	1,904,720
56,500	Sonic Corp.*	1,666,750
45,000	Yum! Brands, Inc.	2,109,600

		11,377,010

Retail–Automotive — 0.6%
45,900	Advance Auto Parts, Inc.*	1,994,814
68,000	O’Reilly Automotive, Inc.*	2,176,680

		4,171,494

Retail–Special Lines — 3.6%
18,000	Barnes & Noble, Inc.	768,060
107,000	Bed Bath & Beyond, Inc.*	3,868,050
70,000	Chico’s FAS, Inc.*	3,075,100
59,000	Claire’s Stores, Inc.	1,723,980
234,000	Coach, Inc.*	7,801,560
33,000	Guitar Center, Inc.*	1,650,330
54,000	Men’s Wearhouse, Inc. (The)*	1,589,760
44,000	Michaels Stores, Inc.	1,556,280
41,000	Quiksilver, Inc.*	567,440
106,000	Urban Outfitters, Inc.*	2,682,860

		25,283,420

Retail Building Supply — 1.3%
102,000	Fastenal Co.	3,997,380
41,000	Hughes Supply, Inc.	1,469,850
31,000	Lowe’s Cos, Inc.	2,066,460
33,000	Tractor Supply Co.*	1,747,020

		9,280,710

Retail Store — 0.7%
5,000	Federated Department Stores, Inc.	331,650
21,500	JC Penney Co, Inc. Holding Co.	1,195,400
60,000	Nordstrom, Inc.	2,244,000
12,400	Sears Holdings Corp.*	1,432,572

		5,203,622

See notes to financial statements.

6

■	Value Line Strategic Asset Management Trust

Schedule of Investments (Continued)

December 31, 2005

Shares		Value
Securities Brokerage — 1.0%
20,000	Bear Stearns Cos, Inc. (The)	$2,310,600
15,000	Investment Technology Group, Inc.*	531,600
22,000	Legg Mason, Inc.	2,633,180
11,000	Lehman Brothers Holdings, Inc.	1,409,870

		6,885,250

Semiconductor — 0.2%
72,000	Motorola, Inc.	1,626,480

Shoe — 0.4%
21,000	NIKE, Inc. Class B	1,822,590
17,000	Timberland Co. (The) Class A*	553,350
20,000	Wolverine World Wide, Inc.	449,200

		2,825,140

Steel–General — 0.2%
17,000	IPSCO, Inc.	1,410,660

Telecommunication Services — 0.9%
66,000	American Tower Corp. Class A*	1,788,600
62,000	Crown Castle International Corp.*	1,668,420
72,000	NII Holdings, Inc. Class B*	3,144,960

		6,601,980

Telecommunications Equipment — 0.5%
10,000	Anixter International, Inc.	391,200
51,000	Marvell Technology Group Ltd.*	2,860,590

		3,251,790

Thrift — 1.0%
90,200	Golden West Financial Corp.	5,953,200
32,000	Washington Mutual, Inc.	1,392,000

		7,345,200

Tire & Rubber — 0.1%
8,000	Carlisle Cos, Inc.	553,200

Trucking/Transportation Leasing — 0.5%
28,000	CNF, Inc.	1,564,920
86,000	Hunt (JB) Transport Services, Inc.	1,947,040
4,000	Yellow Roadway Corp.*	178,440

		3,690,400

Water Utility — 0.1%
25,666	Aqua America, Inc.	700,682

	Total Common Stocks (Cost $342,524,920)	$534,471,305

Principal Amount
U.S. Treasury Obligations — 2.0%
$2,000,000	U.S. Treasury Notes, 3.50%, 11/15/06	$1,984,296
3,000,000	U.S. Treasury Notes, 4.00%, 11/15/12	2,935,431
8,000,000	U.S. Treasury Notes, 6.13%, 11/15/27	9,653,752

	Total U.S. Treasury Obligations (Cost $13,401,876)	$14,573,479

U.S. Government Agency Obligations — 11.7%
$7,000,000	Private Export Funding Corp. Ser. J, 7.65%, 5/15/06	$7,075,803
6,000,000	Federal Home Loan Bank, 3.50%, 8/15/06	5,958,498
4,000,000	Federal National Mortgage Association, 3.31%, 1/26/07	3,939,740
7,000,000	Federal Home Loan Bank, 3.38%, 2/23/07	6,892,634
6,000,000	Federal Home Loan Mortgage Corp., 4.88%, 3/15/07	6,006,726
8,000,000	Federal National Mortgage Association, 5.25%, 4/15/07	8,046,808

Principal Amount		Value
$4,000,000	Federal Home Loan Mortgage Corp., 3.25%, 11/2/07	$3,882,448
6,000,000	Federal Home Loan Bank, 4.00%, 11/9/07	5,923,146
4,000,000	Federal Home Loan Bank, 3.30%, 12/28/07	3,893,156
5,000,000	Federal National Mortgage Association, 3.25%, 1/15/08	4,857,215
10,000,000	Federal National Mortgage Association, 6.45%, 4/1/08	10,118,750
2,000,000	Federal Home Loan Bank, 4.10%, 6/13/08	1,970,056
4,000,000	Federal Home Loan Bank, 4.25%, 9/12/08	3,949,428
2,000,000	Federal Home Loan Mortgage Corp., 5.88%, 3/21/11	2,084,078
4,000,000	Federal Home Loan Mortgage Corp., 5.25%, 11/5/12	3,948,424
2,000,000	Federal Home Loan Mortgage Corp., 4.50%, 1/15/13	1,964,560
2,782,084	Federal National Mortgage Association, 5.00%, 11/1/34	2,701,106

	Total U.S. Government Agency Obligations (Cost $83,749,659)	$83,212,576

Corporate Bonds & Notes — 0.8%
Financial Services–Diversified — 0.8%
$6,000,000	SLM Corp. 6.31%, due 4/1/14 (a)	$5,723,100

	Total Corporate Bonds & Notes (Cost $5,961,818)	$5,723,100

	Total Investment Securities — 89.7% (Cost $445,638,273)	$637,980,460

Short-Term Investments — 10.5%
Corporate Bonds — 0.7%
$5,000,000	NebHelp, Inc., Series A-2(b), 4.40%, 1/5/06	$5,000,000

Repurchase Agreements — 8.7%
30,800,000	With Morgan Stanley & Co., 3.34%, dated 12/30/05, due 1/3/06, delivery value $30,811,430 (collateralized by $29,845,000 U.S. Treasury Notes 13.875%, due 5/15/11, with a value of $31,385,686)	30,800,000
30,800,000	With UBS Warburg, LLC, 3.47%, dated 12/30/05, due 1/3/06, delivery value $30,811,875 (collateralized by $22,521,000 U.S. Treasury Notes 8.0%, due 11/15/21, with a value of $31,295,908)	30,800,000

		61,600,000

U.S. Government Agency Obligations — 1.1%
8,000,000	Federal Home Loan Banks, 3.70%, 7/13/06	8,000,000

	Total Short-term Investments (Cost $74,600,000)	$74,600,000

Excess of Liabilities Over Cash and Other Assets — (0.2%)		(1,568,411)

Net Assets — 100.0%		$711,012,049

Net Asset Value Per Outstanding Share ($711,012,049 ÷ 31,993,678 shares outstanding)		$22.22

*	Non-income producing.
(a)	Rate at December 31, 2005. Floating rate changes monthly.
(b)	Rate at December 31, 2005. Floating rate changes weekly.

(ADR)—American Depositary Receipt

See notes to financial statements.

7

■	Value Line Strategic Asset Management Trust

Statement of Assets and Liabilities

December 31, 2005

ASSETS:
Investment securities, at value (Cost — $445,638,273)	$637,980,460
Short-term Investments (Cost — $74,600,000)	74,600,000
Cash	109,684
Interest and dividends receivable	1,887,836
Receivable for securities sold	1,813,036
Receivable for trust shares sold	90,160
Prepaid expenses	1,028

Total Assets	716,482,204

LIABILITIES:
Payable for securities purchased	3,857,139
Payable for trust shares repurchased	961,018
Accrued expenses:
Advisory fee	306,939
Service and distribution plan fees	245,551
Trustees’ fees	6,027
Other	93,481

Total Liabilities	5,470,155

Net Assets	$711,012,049

NET ASSETS CONSIST OF:
Shares of beneficial interest, at $0.01 par value (authorized unlimited, outstanding 31,993,678 shares)	$319,937
Additional paid-in capital	502,891,423
Undistributed net investment income	6,173,767
Accumulated net realized gain on investments	9,284,489
Net unrealized appreciation of investments and foreign exchange transactions	192,342,433

Net Assets	$711,012,049

Net Asset Value Per Outstanding Share ($711,012,049 ÷ 31,993,678 shares outstanding)	$22.22

Statement of Operations

Year Ended

December 31, 2005

INVESTMENT INCOME:
Interest	$7,089,068
Dividends (Net of foreign withholding tax of $99,827)	6,056,126

Total Income	13,145,194

Expenses:
Advisory fee	3,676,679
Service and distribution plan fees	2,941,343
Auditing and legal fees	113,929
Custodian fees	104,719
Insurance	104,307
Trustees’ fees and expenses	29,331
Printing	7,240
Other	11,689

Total Expenses Before Custody Credits	6,989,237
Less: Custody Credits	(3,876)

Net Expenses	6,985,361

Net Investment Income	6,159,833

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN EXCHANGE TRANSACTIONS:
Net Realized Gain	49,199,312
Change in Net Unrealized Appreciation	7,511,680

Net Realized Gain and Change in Net Unrealized Appreciation on Investments and Foreign Exchange Transactions	56,710,992

NET INCREASE IN NET ASSETS FROM OPERATIONS	$62,870,825

See notes to financial statements.

8

■	Value Line Strategic Asset Management Trust

Statements of Changes in Net Assets

	Year Ended December 31,
	2005	2004
Operations:
Net investment income	$6,159,833	$3,265,020
Net realized gain on investments	49,199,312	57,399,799
Change in net unrealized appreciation	7,511,680	27,233,318

Net Increase in Net Assets from Operations	62,870,825	87,898,137

Distributions to Shareholders:
Net investment income	(3,279,526)	(2,609,963)

Trust Share Transactions:
Proceeds from sale of shares	15,977,730	19,935,376
Proceeds from reinvestment of dividends and distributions to shareholders	3,279,526	2,609,963
Cost of shares repurchased	(141,377,193)	(123,066,307)

Net decrease from trust share transactions	(122,119,937)	(100,520,968)

Total Decrease in Net Assets	(62,528,638)	(15,232,794)

NET ASSETS:

Beginning of year	773,540,687	788,773,481

End of year	$711,012,049	$773,540,687

Undistributed net investment income, at end of year	$6,173,767	$3,279,437

See notes to financial statements.

9

■	Value Line Strategic Asset Management Trust

Notes to Financial Statements

December 31, 2005

1.    Significant Accounting Policies

Value Line Strategic Asset Management Trust (the “Trust”) is an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended, which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Trust will attempt to achieve its objective by following an asset allocation strategy based on data derived from computer models for the stock and bond markets that shifts the assets of the Trust among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the “Adviser”), deems appropriate.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

(A)  Security Valuation

Securities listed on a securities exchange are valued at the closing sales price on the date as of which the net asset value is being determined. Securities traded on the NASDAQ Stock market are valued at the NASDAQ Official Closing Price. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices.

The Board of Trustees has determined that the value of bonds and other fixed-income securities be calculated on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations.

Short-term instruments with maturities of 60 days or less are valued at amortized cost which approximates market value. Short-term instruments with maturities greater than 60 days, at the date of purchase, are valued at the midpoint between the latest available and representative asked and bid prices, and commencing 60 days prior to maturity such securities are valued at amortized cost.

Other assets and securities for which market valuations are not readily available are valued at fair value as the Board of Trustees may determine in good faith. In addition, the Trust may use the fair value of a security when the closing market price on the primary exchange where the security is traded no longer accurately reflects the value of a security due to factors affecting one or more relevant securities markets or the specific issuer.

(B)  Repurchase Agreements

In connection with transactions in repurchase agreements, the Trust’s custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Trust’s policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Trust has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C)  Federal Income Taxes

It is the Trust’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(D)  Dividends and Distributions

It is the Trust’s policy to distribute to its shareholders, as dividends and as capital gains distributions, all the net investment income for the year and all the net capital gains realized by the Trust, if any. Such distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. All dividends or distributions will be payable in shares of the Trust at the net asset value on the ex-dividend date. This policy is, however, subject to change at any time by the Board of Trustees.

10

■	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

December 31, 2005

(E)  Securities Transactions and Income

Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income on investments, adjusted for amortization of discount and premium, is earned from settlement date and recognized on the accrual basis. Dividend income is recorded on the ex-dividend date. Dividends received in excess of income are recorded as a reduction of cost of investments and/or realized gain on Real Estate Investment Trusts (REITs).

(F)  Foreign Currency Translation

Assets and liabilities which are denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. The Trust does not isolate changes in the value of investments caused by foreign exchange rate differences from the changes due to other circumstances.

Income and expenses are translated to U.S. dollars based upon the rates of exchange on the respective dates of such transactions.

Net realized foreign exchange gains or losses arise from currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments, at the end of the fiscal period, resulting from changes in the exchange rates.

(G)  Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.    Trust Share Transactions, Dividends and        Distributions

Shares of the Trust are available to the public only through the purchase of certain contracts issued by The Guardian Insurance and Annuity Company, Inc. (GIAC). Transactions in shares of beneficial interest in the Trust were as follows:

	Year Ended December 31, 2005	Year Ended December 31, 2004
Shares sold	763,446	1,047,012
Shares issued in reinvestment of dividends and distributions	152,607	139,347

	916,053	1,186,359
Shares repurchased	(6,722,786)	(6,481,724)

Net decrease	(5,806,733)	(5,295,365)

Dividends per share from net investment income	$.094	$.065

3.    Purchases and Sales of Securities

Purchases and sales of investment securities, excluding short-term investments, were as follows:

Year Ended December 31, 2005
PURCHASES:
U.S. Treasury and U.S. Government Agency Obligations	$18,898,986
Other Investment Securities	194,203,786

$213,102,772

SALES:
U.S. Treasury and U.S. Government Agency Obligations	$—
Other Investment Securities	241,244,592

$241,244,592

11

■	Value Line Strategic Asset Management Trust

Notes to Financial Statements (Continued)

December 31, 2005

4.    Income Taxes

At December 31, 2005, information on the tax components of capital is as follows:

Cost of investments for tax purposes	$520,349,053

Gross tax unrealized appreciation	$195,536,746
Gross tax unrealized depreciation	(3,305,339)

Net tax unrealized appreciation on Investments	$192,231,407

Undistributed ordinary income	$6,173,767

Undistributed long-term gains	$9,395,269

During the year ended December 31, 2005 the Trust utilized capital loss carryforwards of $39,805,119.

Permanent book tax differences relating to the current year were reclassified within the composition of the net asset accounts. The Trust increased undistributed net investment income by $14,023 and decreased accumulated net realized gain on investments by $14,023. Net assets were not affected by this reclassification.

Net investment income and net realized gain (loss) differ for financial statement and tax purposes primarily due to differing treatment of premium amortization.

The tax composition of distributions to shareholders for the years ended December 31, 2005 and December 31, 2004 were all from ordinary income.

5.	Investment Advisory Fee, Service and Distribution Fees and Transactions with Affiliates

An advisory fee of $3,676,679 was paid or payable to Value Line, Inc. (the “Adviser”), the Trust’s investment adviser, for the year ended December 31, 2005. This was computed at the rate of  1/2 of 1% of the average daily net assets of the Trust during the period and paid monthly. The Adviser provides research, investment programs, supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Trust. The Adviser also provides persons, satisfactory to the Trust’s Board of Trustees, to act as officers and employees of the Trust and pays their salaries and wages. The Trust bears all other costs and expenses.

The Trust has a Service and Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, for the payment of certain expenses incurred by Value Line Securities, Inc. (the “Distributor”), a wholly-owned subsidiary of the Adviser, in advertising marketing and distributing the Trust’s shares and for servicing the Trust’s shareholders at an annual rate of 0.40% of the Trust’s average daily net assets. For the year ended December 31, 2005, fees amounting to $2,941,343 were paid or payable to the Distributor under this plan.

For the year ended December 31, 2005, the Trust’s expenses were reduced by $3,876 under a custody credit arrangement with the Custodian.

Certain officers and trustees of the Adviser and Distributor are also officers and Trustees of the Trust.

12

■	Value Line Strategic Asset Management Trust

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year:

	Years Ended December 31,
	2005	2004	2003	2002	2001
Net asset value, beginning of year	$20.46	$18.30	$15.82	$18.36	$23.62

Income from investment operations:
Net investment income	.20	.09	.07	.13	.24
Net gain (loss) on securities (both realized and unrealized)	1.65	2.13	2.53	(2.45)	(3.25)

Total from investment operations	1.85	2.22	2.60	(2.32)	(3.01)

Less distributions:
Dividends from net investment income	(.09)	(.06)	(.12)	(.22)	(.69)
Distributions from net realized gains	—	—	—	—	(1.56)

Total Distributions	(.09)	(.06)	(.12)	(.22)	(2.25)

Net asset value, end of year	$22.22	$20.46	$18.30	$15.82	$18.36

Total return**	9.08%	12.19%	16.53%	(12.53)%	(12.92)%

Ratios/supplemental data:
Net assets, end of year (in thousands)	$711,012	$773,541	$788,773	$788,102	$1,113,568
Ratio of expenses to average net assets(1)	.95%	.94%	.96%	.73%	.56%
Ratio of net investment income to average net assets	.84%	.42%	.35%	.59%	.96%
Portfolio turnover rate	33%	41%	30%	35%	69%

(1)	Ratio reflects expenses grossed up for custody credit arrangement. The ratio of expenses to average net assets net of custody credits would not have changed.
**	Total returns do not reflect the effects of charges deducted under the terms of GIAC’s variable contracts. Including such charges would reduce the total returns for all periods shown.

See notes to financial statements.

13

■	Value Line Strategic Asset Management Trust

Report of Independent Registered

Public Accounting Firm

To the Board of Trustees and Shareholders of

Value Line Strategic Asset Management Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Strategic Asset Management Trust (the “Trust”) at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York

February 13, 2006

14

■	Value Line Strategic Asset Management Trust

Management Information

The following table sets forth information on each Trustee and Officer of the Trust. Each Director serves as a Trustee of each of the 14 Value Line Funds. Each Trustee serves until his or her successor is elected and qualified.

Name, Address and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years	Other Directorships Held by Director

Interested Trustee*

Jean Bernhard Buttner Age 71	Chairman of the Board of Trustees and President	Since 1983	Chairman, President and Chief Executive Officer of Value Line, Inc. (the “Adviser”) and Value Line Publishing, Inc.; Chairman and President of each of the 14 Value Line Funds and Value Line Securities Inc. (the “Distributor”)	Value Line, Inc.

Non-Interested Trustees

John W. Chandler 1611 Cold Spring Rd. Williamstown, MA 01267 Age 82	Trustee	Since 1991	Consultant, Academic Search Consultation Service, Inc.; Trustee Emeritus and Chairman (1993-1994) of the Board of Trustees of Duke University; President Emeritus, Williams College.	None

Frances T. Newton 4921 Buckingham Drive Charlotte, NC 28209 Age 64	Trustee	Since 2000	Customer Support Analyst, Duke Power Company.	None

Francis Oakley 54 Scott Hill Road Williamstown, MA 01267 Age 74	Trustee	Since 2000	Professor of History, Williams College, 1961 to 2002, President Emeritus since 1994 and President, 1985-1994; Chairman (1993-1997) and Interim President (2002) of the American Council of Learned Societies.	Berkshire Life Insurance Company of America

David H. Porter 5 Birch Run Drive Saratoga Springs, NY 12866 Age 70	Trustee	Since 1997	Visiting Professor of Classics, Williams College, since 1999; President Emeritus, Skidmore College since 1999 and President, 1987-1998.	None

Paul Craig Roberts 169 Pompano St. Panama City Beach, FL 32413 Age 67	Trustee	Since 1983	Chairman, Institute for Political Economy.	A. Schulman Inc. (plastics)

Nancy-Beth Sheerr 1409 Beaumont Drive Gladwyne, PA 19035 Age 57	Trustee	Since 1996	Senior Financial Advisor, Veritable, L.P. (investment advisor) since 2004; Senior Financial Advisor, Hawthorne, 2001-2004.	None

The Trust’s Statement of Additional Information (SAI) includes additional information about the Trust’s trustees and is available, without charge, upon request by calling 1-800-221-3532.

*	Mrs. Buttner is an “interested person” as defined in the Investment Company Act of 1940 by virtue of her positions with the Adviser and her indirect ownership of a controlling interest in the Adviser.

Unless otherwise indicated, the address for each of the above is 220 East 42nd Street, New York, NY 10017.

15

■	Value Line Strategic Asset Management Trust

Management Information (Continued)

Name, Address and Age	Position	Length of Time Served	Principal Occupation During the Past 5 Years

Officers

Stephen E. Grant Age 52	Vice President	Since 1991	Portfolio Manager with the Adviser.

Jeffrey Geffen Age 56	Vice President	Since 2003	Portfolio Manager with the Adviser.

David T. Henigson Age 48	Vice President, Secretary and Chief Compliance Officer	Since 1994	Director, Vice President and Compliance Officer of the Adviser. Director and Vice President of the Distributor. Vice President, Secretary and Chief Compliance Officer of each of the 14 Value Line Funds.

Stephen R. Anastasio Age 46	Treasurer	Since 2005	Controller of the Adviser until 2003; Chief Financial Officer of the Adviser, 2003-2005; Treasurer of the Adviser since 2005.

Howard A. Brecher Age 51	Assistant Secretary, Assistant Treasurer	Since 2005	Director, Vice President and Secretary of the Adviser. Director and Vice President of the Distributor.

16

■	Value Line Strategic Asset Management Trust

Form N-Q

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and coped at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and information regarding how the Trust voted these proxies during the most recent 12-month period ended June 30 is available through the Trust’s website at http://www.vlfunds.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-243-2729.

17

Item 2. Code of Ethics

(a) The Registrant has adopted a Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

(f) Pursuant to item 12(a), the Registrant is attaching as an exhibit a copy of its Code of Ethics that applies to its principal executive officer, and principal financial officer and principal accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an Audit Committee Financial Expert serving on its Audit Committee.

    (2) The Registrant’s Board has designated John W. Chandler, a member of the Registrant’s Audit Committee, as the Registrant’s Audit Committee Financial Expert. Mr. Chandler is an independent director who is a senior consultant with Academic Search Consultation Service. He spent most of his professional career at Williams College, where he served as a faculty member, Dean of the Faculty, and President (1973-85). He also served as President of Hamilton College (1968-73), and as President of the Association of American Colleges and Universities (1985-90). He has also previously served as Trustee Emeritus and Chairman of the Board of Trustees of Duke University.

A person who is designated as an “audit committee financial expert” shall not make such person an “expert” for any purpose, including without limitation under Section 11 of the Securities Act of 1933 or under applicable fiduciary laws, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

(a) Audit Fees 2005 - $102,661

(b) Audit-Related fees – None.

(c) Tax Preparation Fees 2005 -$4,200

(d) All Other Fees – None

(e) (1)	Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by PricewaterhouseCoopers LLP must be pre-approved by the audit committee. All services performed were pre-approved by the committee.

(e) (2) Not applicable.

(f) Not applicable.

(g) Aggregate Non-Audit Fees 2005 -$4,200

(h) Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report, are appropriately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)	Code of Business Conduct and Ethics for Principal Executive and Senior Financial Officers attached hereto as Exhibit 100.COE

(b)	(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

(2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By
Jean B. Buttner, President

Date: March 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
Jean B. Buttner, President, Principal Executive Officer

By:
Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: March 10, 2006